Notes Payable	12 Months Ended
Dec. 31, 2018
Notes Payable [Abstract]
Notes Payable
Notes Payable
The Company had $467,786,000 principal outstanding in notes payable collateralized by real estate properties as of December 31, 2018. As of December 31, 2018, the notes payable weighted average interest rate was 4.4%.
The following table summarizes the notes payable balances as of December 31, 2018 and 2017 (amounts in thousands):

			Interest Rates
	December 31, 2018	December 31, 2017	Range			Weighted Average	Maturity Date
Fixed rate notes payable	$220,351	$220,436	4.0%	-	4.8%	4.3%	12/11/2021	-	07/01/2027
Variable rate notes payable fixed through interest rate swaps	247,435	247,699	3.7%	-	5.1%	4.6%	10/28/2021	-	11/16/2022
Total notes payable, principal amount outstanding	$467,786	$468,135
Unamortized deferred financing costs related to notes payable	(3,441)	(4,393)
Total notes payable, net of deferred financing costs	$464,345	$463,742

The Company did not enter into any notes payable during the year ended December 31, 2018.
The principal payments due on the notes payable as of December 31, 2018, for each of the next five years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Total Amount
2019	$1,937
2020	4,530
2021	155,207
2022	164,971
2023	2,712
Thereafter	138,429
$467,786